Leases - Summary of Right-of-use assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	¥ 254,736
Ending Balance	209,786	¥ 254,736
Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	269,819	240,642
Additions	26,319	29,929
Reduction	(62,024)	(752)
Ending Balance	234,114	269,819
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(15,083)
Additions	(15,074)	(15,184)
Reduction	5,829	101
Ending Balance	(24,328)	(15,083)
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	254,736	240,642
Ending Balance	209,786	254,736
Land [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	172,897	153,178
Additions	19,547	20,471
Reduction	(20,503)	(752)
Ending Balance	171,941	172,897
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(6,595)
Additions	(7,344)	(6,696)
Reduction	2,328	101
Ending Balance	(11,611)	(6,595)
Land [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	166,302	153,178
Ending Balance	160,330	166,302
Buildings [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	91,920	83,552
Additions	6,020	8,368
Reduction	(40,603)
Ending Balance	57,337	91,920
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(7,369)
Additions	(6,601)	(7,369)
Reduction	3,131
Ending Balance	(10,839)	(7,369)
Buildings [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	84,551	83,552
Ending Balance	46,498	84,551
Equipment and Machinery [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,934	2,295
Additions	29	639
Reduction	(322)
Ending Balance	2,641	2,934
Equipment and Machinery [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(718)
Additions	(703)	(718)
Reduction	255
Ending Balance	(1,166)	(718)
Equipment and Machinery [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,216	2,295
Ending Balance	1,475	2,216
Other assets [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,068	1,617
Additions	723	451
Reduction	(596)
Ending Balance	2,195	2,068
Other assets [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(401)
Additions	(426)	(401)
Reduction	115
Ending Balance	(712)	(401)
Other assets [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,667	1,617
Ending Balance	¥ 1,483	¥ 1,667